Schedule of condensed statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (10,068)	$ (7,281)	$ (4,864)
Net cash generated from investing activities	(108)	137	1,827
Net cash generated from financing activities	10,475	7,249	4,592
Net increase in cash and cash equivalents:	353	49	1,322
Cash, cash equivalents and restricted cash at the beginning of period	2,120	2,071	749
Cash, cash equivalents and restricted cash at the end of the period	2,473	2,120	2,071
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(7,703)
Net cash generated from investing activities
Net cash generated from financing activities	9,029
Net increase in cash and cash equivalents:	1,326
Cash, cash equivalents and restricted cash at the beginning of period
Cash, cash equivalents and restricted cash at the end of the period	$ 1,326